UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Colonial First State Asset Management (Australia) Limited
Address: Ground Floor, Tower 1
         201 Sussex Street
         Sydney, New South Wales, Austrialia  2000

13F File Number:  028-14423

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Angela Liane Clark
Title:     Company Secretary
Phone:     02 91187200

Signature, Place, and Date of Signing:

/s/ Angela Liane Clark  Sydney, New South Wales, Austrialia  November 10, 2011

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[ X]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name

028-14376                     Commonwealth Bank of Australia